Shareholder Report, Average Annual Return (Details)	12 Months Ended	47 Months Ended
	Mar. 31, 2025	Mar. 31, 2025
Acruence Active Hedge U.S. Equity ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.58%)	1.84%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%	9.44%